Note 7 - Financial Results	12 Months Ended
Dec. 31, 2020
Disclosure of Financial Results [Abstract]
Note 7 - Financial Results

7            Financial results

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019	2018

Interest Income	21,625	48,061	42,244
Net result on changes in FV of financial assets at FVPL	-	(64)	(2,388)
Impairment result on financial assets at FVTOCI	(3,238)	-	-
Finance income (*)	18,387	47,997	39,856
Finance cost	(27,014)	(43,381)	(36,942)
Net foreign exchange transactions results (**)	(74,422)	27,868	28,845
Foreign exchange derivatives contracts results (***)	19,644	(11,616)	6,576
Other	(1,590)	(1,585)	(1,035)
Other financial results	(56,368)	14,667	34,386
Net financial results	(64,995)	19,283	37,300

(*) Finance Income:

In 2020, 2019 and 2018 includes $6.5, $7.6 and $3.6 million of interest related to instruments carried at FVPL, respectively.

(**) Net foreign exchange transactions results:

In 2020 mainly includes the negative impact from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by the currency translation adjustment reserve from our Italian subsidiary, together with the negative impact from Brazilian Real depreciation against the U.S. dollar on U.S. dollar denominated intercompany liabilities in subsidiaries with functional currency Brazilian Real, largely offset by the currency translation adjustment reserve from our Brazilian subsidiaries. Also includes the  negative result from the Mexican peso depreciation against the U.S. dollar on peso denominated trade, social, fiscal and financial positions at Mexican subsidiaries with functional currency U.S. dollar.

In 2019 mainly includes the result from the Argentine peso depreciation against the U.S. dollar on peso denominated financial, trade, social and fiscal payables and receivables at Argentine subsidiaries with functional currency U.S. dollar.

In 2018 mainly includes the result from the Argentine peso depreciation against the U.S. dollar on peso denominated financial, trade, social and fiscal payables and receivables at Argentine subsidiaries with functional currency U.S. dollar, together with the positive impact from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. dollar, largely offset by the currency translation adjustment reserve from our Italian subsidiary.

 (***) Foreign exchange derivatives contracts results:

In 2020 includes mainly gain on derivatives covering net receivables in Mexican peso, Brazilian real and Canadian dollar and net payables in Euro.

In 2019 includes mainly losses on derivatives covering net payables in Argentine peso and Euro and net receivables in Canadian dollar.

In 2018 includes mainly gain on derivatives covering net receivables in Canadian dollar.